Current liabilities	6 Months Ended
Jun. 30, 2022
Current liabilities
Current liabilities

7. Current liabilities

The following table summarizes details of deferred income at June 30, 2022 and December 31, 2021. The nature of the deferred income relating to Eli Lilly and Yarrow is described in Note 11.

	June 30,	December 31,
	2022	2021

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	18,976	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	444	561
Horizon 2020 grant	4	25

Total deferred income	19,424	19,802
Current portion	(6,824)	(5,115)
	12,600	14,687

At June 30, 2022, other current liabilities amount to € 9,533,000 (December 31, 2021: € 10,760,000). At June 30, 2022 and December 31, 2021, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities. At June 30, 2022 other current liabilities also include a restructuring accrual amounting to € 906,000 (December 31, 2021: nil).